Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets
Allowances for doubtful accounts	$ 704	$ 454
Common stock, par value	$ 1	$ 1
Common stock, authorized	14,000,000,000	14,000,000,000
Common stock, issued	6,495,231,088	6,495,231,088
Treasury stock, held	350,291,239	1,308,318,131